Common Shares and Treasury Stock - Movement of the outstanding common shares and treasury stock (Detail) - shares		12 Months Ended
		May 31, 2023	May 31, 2022
Balance, shares		1,696,966,183
Balance, shares		1,643,162,653	1,696,966,183
Common Stock [Member]
Balance, shares		1,696,966,183	1,690,082,150
Issuance of common share for NES		5,659,610	6,884,033
Shares repurchase	[1]	(59,463,140)
Balance, shares		1,643,162,653	1,696,966,183
Treasury Stock, Common [Member]
Balance, shares			0
Shares repurchase	[1]	59,463,140
Balance, shares		59,463,140

[1]	On July 26, 2022, the Company’s board of directors authorized the repurchase of up to US$400 million of the Company’s common shares during the period from July 28, 2022 through May 31, 2023. During the year ended May 31, 2023, the Company repurchased 5,946,314 ADS on the open market for total consideration of US$191,628. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.